Dividends - Summary of Dividends to Shareholders (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Dividends [Abstract]
Cash dividends to shareholders	£ 2,444	£ 2,247	£ 3,467
Dividends in specie to shareholders in Haleon plc shares (Note 41)	0	0	15,526
Dividends to shareholders	£ 2,444	£ 2,247	£ 18,993